Schedule of Investments (unaudited) September 30, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.2%

Aerospace & Defense — 2.9%
Boeing Co. (The)	3,051	$1,160,814
HEICO Corp.	1,354	169,088
HEICO Corp., Class A	1,008	98,088
L3Harris Technologies, Inc.	980	204,467
Lockheed Martin Corp.	17,862	6,967,252
Northrop Grumman Corp.	4,153	1,556,503
Parsons Corp.(a)	1,529	50,426
Raytheon Co.	9,858	1,934,041
Teledyne Technologies, Inc.(a)	3,619	1,165,282

		13,305,961

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.(b)	17,434	1,478,055

Airlines — 0.1%
Alaska Air Group, Inc.	4,116	267,170

Auto Components — 0.1%
Dana, Inc.	15,344	221,567
Goodyear Tire & Rubber Co. (The)	31,558	454,593

		676,160

Automobiles — 0.4%
Ford Motor Co.	138,133	1,265,299
Tesla, Inc.(a)	1,698	408,997

		1,674,296

Banks — 3.9%
Bank of America Corp.	119,016	3,471,697
Citigroup, Inc.	850	58,718
Citizens Financial Group, Inc.	71,407	2,525,665
Comerica, Inc.	810	53,452
Cullen/Frost Bankers, Inc.(b)	4,060	359,513
East West Bancorp, Inc.	12,651	560,313
First Hawaiian, Inc.	2,403	64,160
First Horizon National Corp.	9,153	148,278
JPMorgan Chase & Co.	48,485	5,706,200
PNC Financial Services Group, Inc. (The)	1,171	164,127
SunTrust Banks, Inc.	1,730	119,024
Texas Capital Bancshares, Inc.(a)	975	53,284
US Bancorp	6,773	374,818
Webster Financial Corp.	1,427	66,883
Wells Fargo & Co.	53,590	2,703,080
Western Alliance Bancorp(a)	33,663	1,551,191

		17,980,403

Beverages — 1.2%
Molson Coors Brewing Co., Class B(b)	2,940	169,050
Monster Beverage Corp.(a)	21,506	1,248,638
PepsiCo, Inc.	29,540	4,049,934

		5,467,622

Biotechnology — 3.5%
AbbVie, Inc.	38,822	2,939,602
Amgen, Inc.	9,312	1,801,965
Biogen, Inc.(a)	4,901	1,141,051
Celgene Corp.(a)	11,820	1,173,726
Gilead Sciences, Inc.	101,833	6,454,175
Incyte Corp.(a)	729	54,114
Regeneron Pharmaceuticals, Inc.(a)	6,537	1,813,364
Vertex Pharmaceuticals, Inc.(a)	4,570	774,249

		16,152,246

Security	Shares	Value

Building Products — 0.8%
Allegion plc	34,782	$3,605,154
Resideo Technologies, Inc.(a)	11,723	168,225

		3,773,379

Capital Markets — 2.3%
Charles Schwab Corp. (The)	46,410	1,941,330
CME Group, Inc.	7,968	1,683,957
Evercore, Inc., Class A	4,691	375,749
FactSet Research Systems, Inc.	1,235	300,068
Intercontinental Exchange, Inc.	19,606	1,809,046
Morgan Stanley	67,365	2,874,464
TD Ameritrade Holding Corp.	36,271	1,693,856

		10,678,470

Chemicals — 1.3%
Air Products & Chemicals, Inc.	15,343	3,403,998
CF Industries Holdings, Inc.	2,155	106,026
Ecolab, Inc.	8,533	1,689,875
LyondellBasell Industries NV, Class A	8,731	781,163

		5,981,062

Commercial Services & Supplies — 0.2%
ADT, Inc.	18,027	113,029
Waste Management, Inc.	6,630	762,450

		875,479

Communications Equipment — 1.2%
Ciena Corp.(a)	13,537	531,057
Cisco Systems, Inc.	105,662	5,220,759

		5,751,816

Construction & Engineering — 0.2%
AECOM(a)	2,488	93,449
Fluor Corp.	12,808	245,017
MasTec, Inc.(a)	8,272	537,101

		875,567

Consumer Finance — 1.8%
Ally Financial, Inc.	25,491	845,282
American Express Co.	38,005	4,495,231
Capital One Financial Corp.	17,323	1,576,046
Discover Financial Services	18,622	1,510,058

		8,426,617

Containers & Packaging — 0.4%
Westrock Co.(b)	47,466	1,730,136

Diversified Consumer Services — 0.1%
frontdoor, Inc.(a)	6,514	316,385
H&R Block, Inc.(b)	13,069	308,690

		625,075

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)(b)	48,334	10,054,439

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	66,193	2,504,743
CenturyLink, Inc.	33,923	423,359
Verizon Communications, Inc.	90,040	5,434,815

		8,362,917

Electric Utilities — 1.9%
Alliant Energy Corp.	13,148	709,072
IDACORP, Inc.	13,023	1,467,301
OGE Energy Corp.(b)	16,545	750,812
Pinnacle West Capital Corp.	18,584	1,803,949
Xcel Energy, Inc.	66,891	4,340,557

		9,071,691

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.9%
AMETEK, Inc.	24,639	$2,262,353
Generac Holdings, Inc.(a)	17,255	1,351,756
Hubbell, Inc.	5,887	773,552

		4,387,661

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	8,598	1,059,618
National Instruments Corp.	57,484	2,413,753

		3,473,371

Energy Equipment & Services — 0.2%
Halliburton Co.	8,805	165,974
Patterson-UTI Energy, Inc.	23,527	201,156
Transocean Ltd.(a)	111,346	497,717

		864,847

Entertainment — 1.2%
Electronic Arts, Inc.(a)	4,287	419,354
Live Nation Entertainment, Inc.(a)	6,310	418,605
Netflix, Inc.(a)	4,835	1,293,943
Spotify Technology SA(a)	2,912	331,968
Take-Two Interactive Software, Inc.(a)	1,867	234,010
Viacom, Inc., Class B	59,241	1,423,561
Walt Disney Co. (The)	5,896	768,367
Zynga, Inc., Class A(a)	105,433	613,620

		5,503,428

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.	1,183	261,597
Boston Properties, Inc.	1,593	206,548
Brandywine Realty Trust	5,556	84,173
Host Hotels & Resorts, Inc.(b)	18,174	314,229
Invitation Homes, Inc.	38,376	1,136,313
Lamar Advertising Co., Class A	669	54,811
Outfront Media, Inc.	57,084	1,585,794
Park Hotels & Resorts, Inc.	75,988	1,897,420
Prologis, Inc.	54,290	4,626,594
RLJ Lodging Trust	54,510	926,125
SBA Communications Corp.(a)	5,058	1,219,737
Simon Property Group, Inc.	24,657	3,837,862

		16,151,203

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	9,515	2,741,367
Performance Food Group Co.(a)	36,496	1,679,181
Walmart, Inc.	26,175	3,106,449

		7,526,997

Food Products — 1.4%
General Mills, Inc.	46,686	2,573,332
Hershey Co. (The)	25,067	3,885,135

		6,458,467

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	15,379	1,400,104

Health Care Equipment & Supplies — 2.2%
Danaher Corp.(b)	20,073	2,899,143
Hologic, Inc.(a)(b)	16,563	836,266
IDEXX Laboratories, Inc.(a)	1,860	505,790
Medtronic plc	19,443	2,111,899
Penumbra, Inc.(a)	1,063	142,963
Stryker Corp.	17,602	3,807,312

		10,303,373

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	19,284	1,587,652
Anthem, Inc.	13,705	3,290,570

Security	Shares	Value

Health Care Providers & Services (continued)
Chemed Corp.	944	$394,186
Cigna Corp.	11,117	1,687,449
CVS Health Corp.	46,279	2,918,817
UnitedHealth Group, Inc.	13,122	2,851,673
WellCare Health Plans, Inc.(a)	727	188,417

		12,918,764

Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(a)(b)	19,653	3,000,817

Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp.(b)	6,815	163,219
Darden Restaurants, Inc.	33,635	3,976,330
Domino’s Pizza, Inc.(b)	2,812	687,787
Extended Stay America, Inc.	81,215	1,188,988
International Game Technology plc(b)	7,426	105,523
Las Vegas Sands Corp.(b)	10,867	627,678
McDonald’s Corp.	11,388	2,445,118
Penn National Gaming, Inc.(a)	9,675	180,197
Planet Fitness, Inc., Class A(a)	6,097	352,833
Royal Caribbean Cruises Ltd.	8,686	940,954
Six Flags Entertainment Corp.	858	43,578
Texas Roadhouse, Inc.	5,097	267,694
Yum! Brands, Inc.	3,372	382,486

		11,362,385

Household Durables — 0.2%
DR Horton, Inc.	16,350	861,809
Garmin Ltd.	763	64,618

		926,427

Household Products — 1.4%
Church & Dwight Co., Inc.	35,697	2,685,842
Kimberly-Clark Corp.	7,351	1,044,210
Procter & Gamble Co. (The)	21,373	2,658,374

		6,388,426

Industrial Conglomerates — 1.0%
Honeywell International, Inc.	16,576	2,804,659
Roper Technologies, Inc.	4,641	1,654,981

		4,459,640

Insurance — 3.5%
Aflac, Inc.	2,667	139,537
Allstate Corp. (The)	19,771	2,148,712
Arthur J Gallagher & Co.	14,349	1,285,240
Brown & Brown, Inc.	5,770	208,066
Cincinnati Financial Corp.	7,847	915,510
Erie Indemnity Co., Class A(b)	257	47,712
First American Financial Corp.	35,646	2,103,471
Globe Life, Inc.(b)	13,066	1,251,200
Lincoln National Corp.	15,048	907,695
Mercury General Corp.	940	52,527
MetLife, Inc.	12,410	585,256
Progressive Corp. (The)(b)	4,193	323,909
Prudential Financial, Inc.	44,973	4,045,321
Travelers Cos., Inc. (The)	8,339	1,239,926
Unum Group	17,859	530,770
WR Berkley Corp.	5,813	419,873

		16,204,725

Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(a)	2,962	3,617,016
Alphabet, Inc., Class C(a)	5,107	6,225,433
Facebook, Inc., Class A(a)	46,302	8,245,460
Match Group, Inc.	2,047	146,238
Pinterest, Inc., Class A(a)(b)	20,631	545,690
Yelp, Inc.(a)	9,772	339,577

		19,119,414

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 3.4%(a)
Amazon.com, Inc.	9,135	$15,857,538
Etsy, Inc.	1,665	94,072

		15,951,610

IT Services — 5.8%
Accenture plc, Class A	4,866	935,975
Amdocs Ltd.	20,375	1,346,991
Automatic Data Processing, Inc.	32,997	5,326,376
Booz Allen Hamilton Holding Corp.	7,709	547,493
Fidelity National Information Services, Inc.	1,622	215,337
GoDaddy, Inc., Class A(a)	23,881	1,575,669
Mastercard, Inc., Class A	34,010	9,236,096
Paychex, Inc.	44,230	3,660,917
Square, Inc., Class A(a)	10,275	636,536
Visa, Inc., Class A	21,208	3,647,988

		27,129,378

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.	673	196,025

Machinery — 2.6%
Crane Co.	23,447	1,890,532
Cummins, Inc.	2,650	431,076
IDEX Corp.	4,263	698,620
Ingersoll-Rand plc	2,996	369,137
Oshkosh Corp.	21,093	1,598,849
PACCAR, Inc.(b)	77,871	5,451,749
Parker-Hannifin Corp.	4,251	767,773
Snap-on, Inc.	5,641	883,042

		12,090,778

Media — 1.8%
AMC Networks, Inc., Class A(a)	15,760	774,762
Comcast Corp., Class A	55,218	2,489,227
Discovery, Inc., Class A(a)	3,897	103,777
Interpublic Group of Cos., Inc. (The)	181,039	3,903,201
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,418	58,946
Sinclair Broadcast Group, Inc., Class A	10,593	452,745
Sirius XM Holdings, Inc.(b)	83,137	520,022

		8,302,680

Metals & Mining — 0.2%
Alcoa Corp.(a)	20,402	409,468
Freeport-McMoRan, Inc.	42,554	407,242
Steel Dynamics, Inc.	1,679	50,034

		866,744

Multiline Retail — 0.5%
Dollar General Corp.	10,023	1,593,055
Target Corp.	7,502	802,039

		2,395,094

Multi-Utilities — 1.1%
Avista Corp.	4,883	236,533
Consolidated Edison, Inc.(b)	28,558	2,697,874
DTE Energy Co.	14,793	1,966,877

		4,901,284

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	14,365	1,703,689
ConocoPhillips	54,295	3,093,729
Continental Resources, Inc.(a)	9,869	303,866

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	22,798	$1,692,068
Exxon Mobil Corp.	60,666	4,283,626
Marathon Petroleum Corp.	7,856	477,252
Phillips 66	11,288	1,155,891
Suncor Energy, Inc.(b)	31,570	996,981
Valero Energy Corp.(b)	10,773	918,290
Williams Cos., Inc. (The)	44,926	1,080,920

		15,706,312

Paper & Forest Products — 0.1%
Domtar Corp.	12,199	436,846

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	10,535	2,095,938

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	61,632	3,125,359
Eli Lilly & Co.	3,673	410,751
Johnson & Johnson	66,079	8,549,301
Merck & Co., Inc.	43,096	3,627,821
Pfizer, Inc.	41,046	1,474,783
Zoetis, Inc.	20,210	2,517,964

		19,705,979

Professional Services — 0.8%
CoStar Group, Inc.(a)	2,793	1,656,807
FTI Consulting, Inc.(a)	935	99,101
Insperity, Inc.	8,824	870,223
Robert Half International, Inc.	15,341	853,880
TriNet Group, Inc.(a)	7,551	469,597

		3,949,608

Road & Rail — 0.5%
CSX Corp.	1,836	127,180
Landstar System, Inc.	10,381	1,168,693
Lyft, Inc., Class A(a)	15,187	620,237
Ryder System, Inc.	4,564	236,278
Uber Technologies, Inc.(a)(b)	12,851	391,570

		2,543,958

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.(b)	53,185	2,653,932
Broadcom, Inc.	2,098	579,195
Cirrus Logic, Inc.(a)	18,989	1,017,431
Cypress Semiconductor Corp.	6,120	142,841
Intel Corp.	66,259	3,414,326
Lam Research Corp.	2,304	532,477
NVIDIA Corp.	21,682	3,774,186
QUALCOMM, Inc.	12,665	966,086
Texas Instruments, Inc.	26,834	3,468,026
Xilinx, Inc.	1,436	137,712

		16,686,212

Software — 7.2%
Adobe, Inc.(a)	13,699	3,784,349
Dropbox, Inc., Class A(a)	11,856	239,135
Intuit, Inc.	8,550	2,273,787
Manhattan Associates, Inc.(a)	2,465	198,852
Microsoft Corp.	130,475	18,139,939
Oracle Corp.	11,722	645,062
Paylocity Holding Corp.(a)	3,531	344,555
salesforce.com, Inc.(a)	31,855	4,728,556
ServiceNow, Inc.(a)	11,680	2,964,968
Workday, Inc., Class A(a)	1,829	310,857

		33,630,060

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.6%
AutoZone, Inc.(a)	1,056	$1,145,359
Home Depot, Inc. (The)(b)	20,980	4,867,780
Ross Stores, Inc.	11,215	1,231,968
Tractor Supply Co.	2,301	208,102

		7,453,209

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	77,993	17,468,092
HP, Inc.	83,202	1,574,182
NetApp, Inc.	2,812	147,658
Pure Storage, Inc., Class A(a)	8,606	145,786

		19,335,718

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)(b)	11,826	2,276,860
NIKE, Inc., Class B	13,056	1,226,219

		3,503,079

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(a)	4,044	192,778
LendingTree, Inc.(a)	214	66,432
MGIC Investment Corp.	20,147	253,449

		512,659

Tobacco — 0.7%
Altria Group, Inc.	44,482	1,819,314
Philip Morris International, Inc.	16,237	1,232,875

		3,052,189

Trading Companies & Distributors — 0.3%
GATX Corp.(b)	18,993	1,472,527

Water Utilities — 1.1%
American Water Works Co., Inc.	41,100	5,105,853

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	39,432	1,017,346
United States Cellular Corp.(a)(b)	10,183	382,677

		1,400,023

Total Common Stocks — 99.2% (Cost: $434,934,532)		462,082,373

Total Long-Term Investments — 99.2% (Cost: $434,934,532)		462,082,373

Short-Term Securities — 3.7%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*	3,599,665	3,599,665
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%	72,775	72,775
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)*	13,515,229	13,517,932

Total Short-Term Securities — 3.7% (Cost: $17,190,372)		17,190,372

Total Investments — 102.9% (Cost: $452,124,904)		479,272,745

Liabilities in Excess of Other Assets — (2.9)%		(13,384,990)

Net Assets — 100.0%		$ 465,887,755

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core V.I. Fund

*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	4,753,078	(1,153,413)	3,599,665	$3,599,665	$67,560		$—	$—
SL Liquidity Series, LLC, Money Market Series	13,426,942	88,287	13,515,229	13,517,932	50,332	(b)	3,257	831

				$17,117,597	$117,892		$3,257	$831

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	32	12/20/19	$4,766	$(37,613)

Glossary of Terms Used in this Report

Portfolio Abbreviation

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$462,082,373	$—	$—	$462,082,373
Short-Term Securities	3,672,440	—	—	3,672,440

Subtotal	$465,754,813	$—	$—	$465,754,813

Investments Valued at Net Asset Value (“NAV”)(b)				13,517,932

Total Investments				$479,272,745

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(37,613)	$—	$—	$(37,613)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.